Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
12	LEASES

Operating leases

The Group leases properties and other equipment that are classified as operating leases. The majority of the Group’s operating leases expire at various dates though 2036.

Future minimum operating lease payments as of December 31, 2021and 2020 are summarized as follow:

December 31, 2021
2022	8,300
2023	8,300
2024	11,578
2025	11,677
2026	11,778
Thereafter	42,472
Total	94,105

December 31, 2020
2021	6,746
2022	6,860
2023	6,376
2024	5,600
2025	5,600
Thereafter	44,500
Total	75,682

Rental expenses were approximately RMB269, RMB243, and RMB1,334 for the years ended December 31, 2019, 2020 and 2021, respectively. The Group did not sublease any of its operating leases for the years presented.